U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

July 15, 2015

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:           MANAGED PORTFOLIO SERIES (the “Trust”)
Securities Act Registration No: 333-172080
Investment Company Registration No: 811-22525

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust to add new series, Advantus Dynamic Managed Volatility Fund and Advantus Managed Volatility Equity Fund; and pursuant to Rule 485(a)(1) of the 1933 Act, to make material revisions to its existing series, Advantus Strategic Dividend Income Fund, is Post-Effective Amendment No. 171 under the 1933 Act and Amendment No. 172 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Advantus Strategic Dividend Income Fund is being filed to revise the name of its Investor Class Shares to Class A Shares.  The Prospectus and SAI submitted herewith are substantially similar to those filed on December 16, 2014 as Post-Effective Amendment No. 153 (SEC Accession No. 0000894189-14-005986).  Additionally, substantially all of the disclosure with respect to the Trust’s existing series, Advantus Short Duration Bond Fund, has been reviewed by the Staff in prior filings.  In this regard, the Trust requests limited review based on the Staff’s previous review of the Trust’s filings.

The Trust anticipates that this filing shall become effective on September 28, 2015; pursuant to Rule 485(a)(1) and Rule 485(a)(2) of the 1933 Act.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6873.

Sincerely,

/s/Mark A. Quade

Mark A. Quade, Esq.
Assistant Secretary of Managed Portfolio Series

cc:  Thomas G. Sheehan, Esq., Bernstein, Shur, Sawyer & Nelson P.A.